Note 1 - Basis of Preparation of Financial Statements (Additional Information) (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 25, 2026
Disposal Group, Including Discontinued Operations [Line Items]
Recognized loss	$ 2.4
Hecla Quebec Inc. [Member]
Disposal Group, Including Discontinued Operations [Line Items]
Amount of consideration receivable	$ 5.2	$ 602.2